MASSMUTUAL
                                                             CORPORATE INVESTORS



                                                                  Report for the
                                            Nine Months Ended September 30, 2006









                                                                          [LOGO]

ADVISER

Babson Capital Management LLC
1500 Main Street
Springfield, Massachusetts 01115

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST

Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN

Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR

Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

Internet Website: www.babsoncapital.com/mci

[LOGO] MassMutual Corporate Investors
       c/o Babson Capital Management LLC
       1500 Main Street, Suite 600
       Springfield, Massachusetts 01115
       (413) 226-1516

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield while providing an opportunity for capital gains. The Trust's principal investments are privately placed, below investment grade, long-term corporate debt obligations with equity features such as warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers, which tend to be smaller companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

FORM N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http://www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & Procedures; PROXY VOTING RECORD

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http://www.babsoncapital.com/mci; and (3) on the SEC's website: http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust's website: http://www.babsoncapital.com/mci; and (2) on the SEC's website: http://www.sec.gov.


                                                                            MCI
                                                                          Listed
                                                                           NYSE

TO OUR SHAREHOLDERS

October 31, 2006

We are pleased to present the September 30, 2006 Quarterly Report of MassMutual Corporate Investors ("the Trust"). The Trust's Board of Trustees declared a quarterly dividend of 50 cents per share, payable on November 14, 2006, to shareholders of record on October 30, 2006. A dividend of 50 cents per share was paid in the previous quarter.

U.S. equity markets, as measured by several broad market indices, increased during the quarter ended September 30, 2006. Large stocks, as approximated by the Dow Jones Industrial Average, increased 5.37%, while smaller stocks, as approximated by the Russell 2000 Index, increased 0.44%. For the nine months ended September 30, 2006, returns were 7.73% and 8.69%, respectively. U.S. fixed income markets, as measured by selected indices, posted increased returns during the quarter. The Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Corporate High Yield Index increased 3.91% and 4.07%, respectively, for the quarter. For the nine months ended September 30, 2006, returns were 2.71% and 7.34%, respectively.

For the quarter ended September 30, 2006, the Trust earned 55 cents per share. The Trust earned 53 cents per share in the previous quarter this year. The Trust's net assets as of September 30, 2006 totaled $262,784,338 or $28.77 per share compared to $257,216,961 or $28.21 per share on June 30, 2006. This translated into a portfolio return of 3.80% for the quarter and 14.36% for the nine months ended September 30, 2006 based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust's portfolio had average annualized returns of 21.74%, 17.41%, 15.05%, and 15.83% for the 1-, 5-, 10-, and 25-year periods ended September 30, 2006, respectively, based on the change in net assets assuming reinvestment of all dividends.

During the quarter, the Trust made private placement investments in four new issuers and closed two "follow on" investments, totaling approximately $8.9 million. The follow on investments purchased by the Trust were in MicroGroup, Inc. and Terra Renewal Services, Inc. The four issuers added to the portfolio were Momentum Holding Co., Morton Industrial Group, Inc., P A S Holdco LLC, and Stanton Carpet Holding Co. The weighted average coupon of these investments was 12.38%. (A brief description of these investments can be found in the Consolidated Schedule of Investments.)

Finally, the Trust is sad to report the passing of our good friend and colleague Jack Laughery. Jack had loyally served the Trust and its shareholders as a trustee for over 10 years. His contributions and wit will be missed.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Clifford M. Noreen
--------------------------
Clifford M. Noreen
President

--------------------------------------------------------------------------------
                            [PIE CHART APPEARS HERE]

                     Portfolio Composition as of 09/30/06*

                       Cash & Short Term Investments 5.2%
                          Public High Yield Debt 27.4%
                               Public Equity 1.0%
                         Private High Yield Debt 46.0%
                       Private Investment Grade Debt 5.9%
                        Private/Restricted Equity 14.5%


                                     *Based on market value of total investments
--------------------------------------------------------------------------------

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                                                                               1

CONSOLIDATED STATEMENT OF                         MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

ASSETS:
INVESTMENTS
   (See Consolidated Schedule of Investments)
   Corporate restricted securities at fair value
   (Cost - $185,334,622)                                          $ 184,407,630
   Corporate public securities at market value
   (Cost - $78,077,986)                                              78,990,123
   Short-term securities at amortized cost                            6,038,665
                                                                  -------------
                                                                    269,436,418
Cash                                                                  8,479,029
Interest and dividends receivable                                     5,552,305
Receivable for investments sold                                       1,538,511
Other assets                                                              6,684
                                                                  -------------
   TOTAL ASSETS                                                   $ 285,012,947

Liabilities:
Payable for investments purchased                                 $     614,286
Investment advisory fee payable                                         821,201
Note payable                                                         20,000,000
Interest payable                                                        188,856
Accrued expenses                                                        206,301
Accrued taxes payable                                                   397,965
                                                                  -------------
   TOTAL LIABILITIES                                                 22,228,609
                                                                  -------------
   TOTAL NET ASSETS                                               $ 262,784,338
                                                                  =============

Net Assets:
Common shares, par value $1.00 per share; an
unlimited number authorized                                       $   9,134,359
Additional paid-in capital                                          107,733,854
Retained net realized gain on investments, prior years              115,317,244
Undistributed net investment income                                   7,817,006
Accumulated net realized gain on investments                         22,979,352
Net unrealized depreciation of investments                             (197,477)
                                                                  -------------
   TOTAL NET ASSETS                                               $ 262,784,338
                                                                  =============
COMMON SHARES ISSUED AND OUTSTANDING                                  9,134,359
                                                                  =============
NET ASSET VALUE PER SHARE                                         $       28.77
                                                                  =============

                 See Notes to Consolidated Financial Statements.
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2

CONSOLIDATED STATEMENT OF OPERATIONS              MASSMUTUAL CORPORATE INVESTORS

For the nine months ended September 30, 2006
(Unaudited)

Investment Income:
Interest                                                          $  17,762,483
Dividends                                                             1,032,748
                                                                  -------------
   TOTAL INVESTMENT INCOME                                           18,795,231

Expenses:
Investment advisory fees                                              2,406,115
Interest                                                              1,137,693
Trustees' fees and expenses                                             142,500
Professional fees                                                        86,500
Reports to shareholders                                                  83,000
Transfer agent/registrar's expenses                                      23,000
Other                                                                    21,302
                                                                  -------------
   TOTAL EXPENSES                                                     3,900,110
                                                                  -------------
INVESTMENT INCOME NET                                                14,895,121
                                                                  -------------

Net realized and unrealized gain (loss) on investments:
Net realized gain on investments before taxes                        22,076,547
Income tax expense                                                     (350,255)
Net realized gain on investments                                     21,726,292
Net change in unrealized appreciation of investments                 (3,367,907)
Net change in deferred income tax expense                                92,949
                                                                  -------------
Net change in unrealized appreciation of investments                 (3,274,958)

   NET GAIN ON INVESTMENTS                                           18,451,334
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  33,346,455
                                                                  =============

                 See Notes to Consolidated Financial Statements.
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                                                                               3

CONSOLIDATED STATEMENT OF CASH FLOWS              MASSMUTUAL CORPORATE INVESTORS
For the nine months ended September 30, 2006
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
   Interest and dividends received                                $  17,250,960
   Interest expense paid                                             (1,136,548)
   Operating expenses paid                                           (2,605,011)
   Income taxes paid                                                 (7,431,807)
                                                                  -------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES                       6,077,594
                                                                  -------------

Cash flows from investing activities:
   Purchases/Proceeds/Maturities from short-term portfolio
   securities, net                                                   18,496,146
   Purchase of portfolio securities                                 (73,089,020)
   Proceeds from disposition of portfolio securities                 66,619,501
                                                                  -------------
      NET CASH PROVIDED BY INVESTING ACTIVITIES                      12,026,627
                                                                  -------------
      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES        18,104,221
                                                                  -------------
Cash flows from financing activities:
   Cash dividends paid from net investment income                   (17,175,666)
   Receipts for shares issued on reinvestment of dividends            2,089,024
                                                                  -------------
NET CASH USED FOR FINANCING ACTIVITIES                              (15,086,642)
                                                                  -------------
NET INCREASE IN CASH                                                  3,017,579
Cash - beginning of year                                              5,461,450
                                                                  -------------
Cash - end of period                                              $   8,479,029
                                                                  =============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
   CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  33,346,455
                                                                  -------------
   Increase in investments                                           (7,689,575)
   Increase in interest and dividends receivable                       (529,589)
   Increase in receivable for investments sold                         (621,406)
   Decrease in other assets                                              42,491
   Increase in payable for investments purchased                        614,286
   Increase in investment advisory fee payable                           82,840
   Increase in interest payable                                           1,145
   Increase in accrued expenses                                          32,075
   Decrease in accrued taxes payable                                 (7,174,501)
                                                                  -------------
      TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS               (15,242,234)
                                                                  -------------
      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES     $  18,104,221
                                                                  =============

                 See Notes to Consolidated Financial Statements.
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4

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
CHANGES IN NET ASSETS

                                                                   For the nine
                                                                   months ended         For the
                                                                    09/30/2006         year ended
                                                                    (Unaudited)        12/31/2005
                                                                   -------------     -------------
Increase in net assets:

Operations:
   Investment income - net                                         $  14,895,121     $  18,371,097
   Net realized gain on investments                                   21,726,292        15,531,627
   Net change in unrealized appreciation of investments               (3,274,958)        2,199,515
                                                                   -------------     -------------
   Net increase in net assets resulting from operations               33,346,455        36,102,239
   Net increase from common shares issued on reinvestment of
     dividends Common shares issued (2006 - 69,406; 2005 -
     86,526)                                                           2,089,024         2,375,977
   Dividends to shareholders from:
       Net investment income (2006 - $0.98 per share; 2005 -
       $2.11 per share)                                               (8,926,559)      (19,033,162)
       Net realized gains on investments (2005  $0.18 per share)            --          (1,674,784)
                                                                   -------------     -------------
       Total increase in net assets                                   26,508,920        17,770,270

   Net assets, beginning of year                                     236,275,418       218,505,148
                                                                   -------------     -------------
   Net assets, end of period/year (including undistributed
     net investment income of $7,817,006 and $1,848,444,
     respectively)                                                 $ 262,784,338     $ 236,275,418
                                                                   =============     =============

                 See Notes to Consolidated Financial Statements.
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                                                                               5

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS        MASSMUTUAL CORPORATE INVESTORS

Selected data for each common share outstanding:

                                  For the nine
                                  months ended                            For the years ended December 31,
                                   09/30/2006      -------------------------------------------------------------------------------
                                  (Unaudited)          2005             2004             2003             2002             2001
                                  -----------      -----------      -----------      -----------      -----------      -----------
Net asset value:
  Beginning of year               $     26.06      $     24.34      $     21.84      $     19.40      $     20.07      $     20.74
                                  -----------      -----------      -----------      -----------      -----------      -----------
  Net investment income (a)              1.64             2.03             2.00             1.44             1.53             1.70

  Net realized and unrealized
    gain (loss) on investments           2.03             1.96(b)          2.64             2.83            (0.59)           (0.53)
                                  -----------      -----------      -----------      -----------      -----------      -----------
Total from investment operations         3.67             3.99             4.64             4.27             0.94             1.17
                                  -----------      -----------      -----------      -----------      -----------      -----------

Dividends from net investment
  income to common shareholders         (0.98)           (2.11)           (2.16)           (1.84)           (1.44)           (1.79)

Distributions from net realized
  gain on investments to common
  shareholders                           --              (0.18)            --               --              (0.18)           (0.09)

Change from issuance of shares           0.02             0.02             0.02             0.01             0.01             0.04
                                  -----------      -----------      -----------      -----------      -----------      -----------
Total distributions                     (0.96)           (2.27)           (2.14)           (1.83)           (1.61)           (1.84)
                                  -----------      -----------      -----------      -----------      -----------      -----------
Net asset value:
   End of period/year             $     28.77      $     26.06      $     24.34      $     21.84      $     19.40      $     20.07
                                  -----------      -----------      -----------      -----------      -----------      -----------
Per share market value:
   End of period/year             $     34.00      $     30.05      $     28.50      $     22.90      $     19.49      $     20.70
                                  ===========      ===========      ===========      ===========      ===========      ===========

Total investment return
   Market value                        16.77%           16.95%           36.10%           27.53%            1.35%            1.88%

Net asset value (c)                    14.34%           20.04%           22.76%           22.61%            4.80%            5.91%

Net assets (in millions):
   End of period/year             $    262.78      $    236.28      $    218.51      $    193.79      $    171.03      $    175.11

Ratio of operating expenses
   to average net assets                1.47%(d)         1.78%            1.93%            2.04%            1.82%            1.72%

Ratio of interest expense
   to average net assets                0.61%(d)         0.73%            0.77%            0.82%            0.86%            0.84%

Ratio of total expenses
   to average net assets                2.08%(d)         2.51%            2.70%            2.86%            2.68%            2.56%

Ratio of net investment income
   to average net assets                7.95%(d)         7.98%            8.68%            6.95%            7.65%            8.20%

Portfolio turnover                     26.70%           35.22%           53.45%           56.10%           34.02%           24.48%

(a) Calculated using average shares.
(b) Amount includes $0.19 per share in litigation proceeds.
(c) Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(d) Annualized.

Senior securities:
  Total principal amount
  (in millions)                   $        20      $        20      $        29      $        20      $        20      $        20
  Asset coverage per $1,000
   of indebtedness                $    14,139      $    12,814      $     8,535      $    10,689      $     9,551      $     9,756

                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES - 70.17%:(A)                           Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 65.12%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                                 $    2,125,000    04/08/04    $  2,125,000    $  1,955,672
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                      2,323 shs.    04/08/04            --                23
  Warrant, exercisable until 2012, to purchase
    preferred stock at $.01 per share (B)                                  63,287 shs.    03/23/06          63,958             633
                                                                                                      ------------    ------------
                                                                                                         2,188,958       1,956,328
                                                                                                      ------------    ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                                      $    2,125,000    02/29/00       1,999,829       2,125,000
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                                        364 shs.    02/29/00         307,759         578,840
                                                                                                      ------------    ------------
                                                                                                         2,307,588       2,703,840
                                                                                                      ------------    ------------
AMERCABLE, INC.
A manufacturer of electric power, instrumentation
and control cables, primarily for the mining and oil and
gas industries.
  12% Senior Subordinated Note due 2013                                 $    1,101,852    04/08/05       1,043,460       1,123,889
  Limited Partnership Interest (B)                                          0.36% int.    04/07/05          78,704         152,836
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        125 shs.    04/08/05         122,463         242,478
                                                                                                      ------------    ------------
                                                                                                         1,244,627       1,519,203
                                                                                                      ------------    ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                                 $    2,125,000    01/22/04       1,937,258       2,162,832
  Preferred Class A Unit (B)                                                3,223 uts.           *         322,300         290,070
  Common Class B Unit                                                      30,420 uts.    01/22/04               1         291,840
  Common Class D Unit (B)                                                   6,980 uts.    09/12/06               1              70
                                                                                                      ------------    ------------
                                                                                                         2,259,560       2,744,812
                                                                                                      ------------    ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
  12% Senior Subordinated Note due 2012                                 $    1,627,660    05/18/05       1,530,045       1,660,213
  Common Stock (B)                                                            497 shs.    05/18/05         497,340         571,342
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        130 shs.    05/18/05         112,128         149,780
                                                                                                      ------------    ------------
                                                                                                         2,139,513       2,381,335
                                                                                                      ------------    ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                                 $    1,686,800    12/31/04       1,583,837       1,742,261
  Common Stock (B)                                                            520 shs.          **         519,622         934,866
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        137 shs.    12/31/04         119,482         247,358
                                                                                                      ------------    ------------
                                                                                                         2,222,941       2,924,485
                                                                                                      ------------    ------------
 *01/22/04 and 09/12/06.
**12/31/04, 03/31/05 and 05/02/06.
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

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
BETA BRANDS LTD.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                       $      195,498    03/31/04    $    195,498    $       --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                      4,895 shs.    03/31/04               1            --
                                                                                                      ------------    ------------
                                                                                                           195,499            --
                                                                                                      ------------    ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer
products including canopies, trampolines, in-line skates,
skateboards, and urethane wheels.
  12.5% Senior Subordinated Note due 2014                               $    2,281,593    06/30/06       2,145,499       2,272,716
  Preferred Stock Class A (B)                                                 879 shs.    06/30/06         268,121         254,713
  Common Stock (B)                                                              1 shs.    06/30/06             286             272
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        309 shs.    06/30/06          92,102               3
                                                                                                      ------------    ------------
                                                                                                         2,506,008       2,527,704
                                                                                                      ------------    ------------
C & J SPEC-RENT SERVICES, INC.
A provider of coiled tubing and pressure pumping services
to the oil and gas industry in Texas and Louisiana.
  10% Senior Secured Term Note due 2012                                 $    1,551,492    08/12/05       1,551,492       1,551,492
  14% Senior Subordinated Note due 2013                                 $    1,148,710    08/12/05       1,051,171       1,148,710
  Common Stock (B)                                                        470,150 shs.    08/12/05         470,150       1,514,118
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     86,716 shs.    08/12/05         106,592         279,270
                                                                                                      ------------    ------------
                                                                                                         3,179,405       4,493,590
                                                                                                      ------------    ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  Limited Partnership Interest (B)                                         3.69 % int.    09/29/95          45,046         143,302
                                                                                                      ------------    ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                        1,882 uts.    04/29/00           8,396             420
  Common Membership Interests (B)                                          24,318 uts.    04/29/00         108,983           5,442
                                                                                                      ------------    ------------
                                                                                                           117,379           5,862
                                                                                                      ------------    ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceutical products.
  Common Stock (B)                                                            109 shs.           *             503          55,408
                                                                                                      ------------    ------------
COEUR, INC.
A producer of proprietary, disposable power
injection syringes.
  8.75% Senior Secured Term Note due 2010                               $      462,862    04/30/03         462,862         468,979
  11.5% Senior Subordinated Note due 2011                               $      424,819    04/30/03         396,367         435,208
  Common Stock (B)                                                        126,812 shs.    04/30/03         126,812         212,283
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     87,672 shs.    04/30/03          40,804         146,763
                                                                                                      ------------    ------------
                                                                                                         1,026,845       1,263,233
                                                                                                      ------------    ------------
*12/30/97 and 05/29/99.
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8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and
metal stampings.
  10.74% Senior Secured Revolving Credit
    Facility due 2007 (C)                                               $      108,025    01/07/02    $    108,025    $    107,083
  10.74% Senior Secured Tranche A Note due 2007 (C)                     $      759,887    06/26/01         759,887         749,759
  13% Senior Secured Tranche B Note due 2008                            $      648,148    06/26/01         648,148         649,138
  Limited Partnership Interest (B)                                          6.38% int.    06/26/01         324,074         560,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                    107,036 shs.    06/26/01          79,398         184,958
                                                                                                      ------------    ------------
                                                                                                         1,919,532       2,250,938
                                                                                                      ------------    ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and
indoor synthetic sports flooring and other temporary
flooring products.
  12% Senior Subordinated Note due 2012 (D)                             $    2,001,121           *       1,840,888       1,801,009
  Limited Partnership Interest (B)                                          7.74% int.          **         189,586           1,896
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        174 shs.           *         160,233               2
                                                                                                      ------------    ------------
                                                                                                         2,190,707       1,802,907
                                                                                                      ------------    ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries.
  12% Senior Subordinated Note due 2013                                 $    2,185,714    06/15/05       2,095,307       2,201,606
  Common Stock (B)                                                            509 shs.         ***         526,096         457,839
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        103 shs.    06/15/05         100,668               1
                                                                                                      ------------    ------------
                                                                                                         2,722,071       2,659,446
                                                                                                      ------------    ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
  12% Senior Subordinated Note due 2013                                 $    2,550,000    08/04/05       2,423,881       2,532,288
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         20 shs.    08/04/05         137,166            --
                                                                                                      ------------    ------------
                                                                                                         2,561,047       2,532,288
                                                                                                      ------------    ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2009 (D)                             $    3,863,636        ****       3,731,533            --
  Common Stock (B)                                                             56 shs.        ****          96,591            --
  Limited Partnership Interest (B)                                         19.32% int.        ****         283,359            --
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        324 shs.        ****         297,203            --
                                                                                                      ------------    ------------
                                                                                                         4,408,686            --
                                                                                                      ------------    ------------
   *08/12/04 and 01/18/05.
  **08/12/04 and 01/14/05.
 ***06/15/05 and 05/22/06.
****03/05/99 and 03/24/99.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
  Common Stock                                                                585 shs.    07/19/01    $    585,145    $    805,529
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share                                            297 shs.    07/19/01         250,611         408,278
                                                                                                      ------------    ------------
                                                                                                           835,756       1,213,807
                                                                                                      ------------    ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name
automotive security systems, audio products and
installation accessories.
  Common Stock (B)                                                        239,547 shs.    12/19/05          76,530       3,255,441
  Limited Partnership Interest (B)                                          8.70% int.           *          49,531         653,116
                                                                                                      ------------    ------------
                                                                                                           126,061       3,908,557
                                                                                                      ------------    ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                                      27.19% int.    08/27/98         734,090            --
  Preferred Stock (B)                                                       3,278 shs.    12/14/01       2,784,133       2,505,724
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)                      13,352 shs.          **         403,427            --
                                                                                                      ------------    ------------
                                                                                                         3,921,650       2,505,724
                                                                                                      ------------    ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  14% Senior Subordinated Note due 2011                                 $    1,859,375    10/30/03       1,715,335       1,896,563
  Common Stock (B)                                                          6,906 shs.         ***         690,600         718,224
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      2,034 shs.    10/30/03         186,469         211,493
                                                                                                      ------------    ------------
                                                                                                         2,592,404       2,826,280
                                                                                                      ------------    ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         22 shs.    06/28/04          77,208         129,824
                                                                                                      ------------    ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  12% Senior Subordinated Note due 2011                                 $    1,517,857        ****       1,477,830       1,533,036
  Warrant, exercisable until 2011, to purchase
    common stock at $.02 per share (B)                                      4,085 shs.    09/24/04          39,464          64,303
                                                                                                      ------------    ------------
                                                                                                         1,517,294       1,597,339
                                                                                                      ------------    ------------
   *12/22/99 and 09/14/05.
  **10/24/96 and 08/28/98.
 ***10/30/03 and 01/02/04.
****09/24/04 and 04/20/06.
----------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests
in other entities.
  Limited Partnership Interest (B)                                          0.14% int.    01/01/01    $     26,421    $      8,104
                                                                                                      ------------    ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  Limited Partnership Interest (B)                                          1.32% int.    03/30/00         531,250          63,750
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                     29,117 shs.    03/30/00         255,000          42,500
                                                                                                      ------------    ------------
                                                                                                           786,250         106,250
                                                                                                      ------------    ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                              $    2,125,000    09/09/03       2,089,359         212,500
  16.03% Overdue Interest Secured Note due 2008 (C)                     $      143,465    01/13/06         129,118         129,118
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     43,878 shs.    09/09/03          35,641            --
                                                                                                      ------------    ------------
                                                                                                         2,254,118         341,618
                                                                                                      ------------    ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Common Stock (B)                                                         90,000 shs.    05/06/04               6            --
                                                                                                      ------------    ------------
                                                                                                                 6            --
                                                                                                      ------------    ------------
F H S HOLDING LLC
A national provider of customized disease management
services to large, self-insured employers.
  12% Senior Subordinated Note due 2014                                 $    2,390,625    06/01/06       2,223,415       2,424,813
  Preferred Unit (B)                                                          158 uts.    06/01/06         157,780         142,002
  Common Unit (B)                                                           1,594 uts.    06/01/06           1,594           1,434
  Common Unit Class B (B)                                                   1,386 uts.    06/01/06         122,361         110,125
                                                                                                      ------------    ------------
                                                                                                         2,505,150       2,678,374
                                                                                                      ------------    ------------
FLUTES, INC.
An independent manufacturer of micro fluted
corrugated sheet material for the food and consumer
products packaging industries.
  10% Senior Secured Term Note due 2013                                 $      918,385    04/13/06         904,609         912,774
  14% Senior Subordinated Note due 2014                                 $      549,550    04/13/06         491,626         547,047
  Common Stock (B)                                                        109,436 shs.    04/13/06         109,436          98,492
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     30,940 shs.    04/13/06          48,433             309
                                                                                                      ------------    ------------
                                                                                                         1,554,104       1,558,622
                                                                                                      ------------    ------------
FOWLER HOLDING, INC.
A provider of site development services to residential
homebuilders and developers in the Raleigh/Durham
region of North Carolina.
  12% Senior Subordinated Note due 2013                                 $    2,365,217    02/03/06       2,132,988       2,381,778
  Common Stock (B)                                                            185 shs.    02/03/06         184,783         166,302
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        254 shs.    02/03/06         208,435               3
                                                                                                      ------------    ------------
                                                                                                         2,526,206       2,548,083
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for
a wide variety of commercial vehicles.
  12% Senior Subordinated Note due 2014                                 $    2,337,500    01/31/06    $  2,177,150    $  2,345,358
  Common Stock (B)                                                        212,500 shs.    01/31/06         212,500         191,250
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                    138,408 shs.    01/31/06         119,213           1,384
                                                                                                      ------------    ------------
                                                                                                         2,508,863       2,537,992
                                                                                                      ------------    ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and
wood furniture.
  12% Senior Subordinated Note due 2013                                 $    2,210,000    02/10/06       2,053,736       2,188,071
  Common Stock (B)                                                            340 shs.    02/10/06         340,000         306,000
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        126 shs.    02/10/06         116,875               1
                                                                                                      ------------    ------------
                                                                                                         2,510,611       2,494,072
                                                                                                      ------------    ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                              1.19% int.    07/21/94         367,440           2,947
                                                                                                      ------------    ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                               $    2,043,269           *       1,872,984       2,086,560
  Common Stock (B)                                                             63 shs.           *          62,742          83,796
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        200 shs.           *         199,501         266,452
                                                                                                      ------------    ------------
                                                                                                         2,135,227       2,436,808
                                                                                                      ------------    ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  12% Senior Secured Note due 2007                                      $    1,644,444    03/01/04       1,646,101       1,248,333
  Common Stock (B)                                                            228 shs.    06/01/00         262,200            --
                                                                                                      ------------    ------------
                                                                                                         1,908,301       1,248,333
                                                                                                      ------------    ------------
ITC^DELTACOM, INC.
A provider of integrated communications services in the
southeastern United States.
  13.63% Senior Secured Note due 2009 (C)                               $    2,227,179    07/26/05       2,182,810       2,231,364
  17.13% Senior Secured Note due 2009 (C)                               $      358,262    07/26/05         315,220         357,845
  Warrant, exercisable until 2009, to purchase
    convertible preferred stock at $.01 per share (B)                     102,884 shs.    07/26/05          34,295         179,018
                                                                                                      ------------    ------------
                                                                                                         2,532,325       2,768,227
                                                                                                      ------------    ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                 $      963,687    08/04/00         919,665         955,497
  14% Cumulative Redeemable Preferred Stock Series A (B)                      289 shs.    08/04/00         289,224         282,775
  Limited Partnership Interests of
    Saw Mill Capital Fund II, L.P. (B)                                      2.50% int.    08/03/00         886,352         709,205
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                                     50,870 shs.    08/04/00         115,412          40,694
                                                                                                      ------------    ------------
                                                                                                         2,210,653       1,988,171
                                                                                                      ------------    ------------
* 06/30/04 and 08/19/04.
----------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                                 $    1,593,750    12/15/04    $  1,509,220    $  1,595,577
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      1,121 shs.    12/15/04         101,109          45,401
                                                                                                      ------------    ------------
                                                                                                         1,610,329       1,640,978
                                                                                                      ------------    ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the
custom framing market.
  13.5% Senior Subordinated Note due 2013                               $    2,419,414    05/25/06       2,301,650       2,410,067
  Common Stock (B)                                                        134,210 shs.    05/25/06         134,210         120,789
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     82,357 shs.    05/25/06          71,534             824
                                                                                                      ------------    ------------
                                                                                                         2,507,394       2,531,680
                                                                                                      ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  8.89% Senior Secured Revolving Note due 2007 (C)                      $       91,732    06/16/00          91,732          91,883
  8.89% Senior Secured Tranche A Note due 2007 (C)                      $      206,397    07/19/00         206,397         204,943
  12% Senior Secured Tranche B Note due 2008                            $      550,392    06/16/00         536,343         554,233
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                                 5.29% int.    06/12/00         333,490         230,928
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                      1,108 shs.    06/12/00          45,866          77,414
                                                                                                      ------------    ------------
                                                                                                         1,213,828       1,159,401
                                                                                                      ------------    ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                                 $    1,831,548    02/27/04       1,691,785       1,886,494
  Preferred Stock (B)                                                          23 shs.    11/24/04         449,164         456,950
  Common Stock (B)                                                             12 shs.    02/27/04          12,871         222,528
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                         11 shs.    02/27/04           7,793         203,679
                                                                                                      ------------    ------------
                                                                                                         2,161,613       2,769,651
                                                                                                      ------------    ------------
KEYSTONE NORTH AMERICA, INC.
An operator of funeral homes in North America.
  Common Stock                                                             49,216 shs.    02/08/05         236,709         289,071
                                                                                                      ------------    ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external accessories for new and used sport utility vehicles, trucks and vans.
  12.5% Senior Subordinated Note due 2008                               $    3,845,000           *       3,593,821       3,747,048
  Common Stock (B)                                                          5,800 shs.           *         406,003          88,668
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                                     15,572 shs.           *         602,127         238,059
                                                                                                      ------------    ------------
                                                                                                         4,601,951       4,073,775
                                                                                                      ------------    ------------
*12/23/98 and 01/28/99.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                13

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MAGNATECH INTERNATIONAL, INC.
A supplier of process equipment and related parts used
in the manufacturing of medium and high-pressure
reinforced hoses.
  12% Senior Subordinated Note due 2014                                 $    1,275,000    04/05/06    $  1,185,981    $  1,269,440
  13% Preferred Stock (B)                                                     565 shs.    04/05/06         565,335         537,064
  Common Stock (B)                                                            125 shs.    04/05/06         125,048         118,798
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         13 shs.    04/05/06          12,905            --
                                                                                                      ------------    ------------
                                                                                                         1,889,269       1,925,302
                                                                                                      ------------    ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  9.98% Senior Secured Tranche A Note due 2010 (C)                      $      697,169    09/03/04         697,169         700,745
  12% Senior Secured Tranche B Note due 2011                            $      313,433    09/03/04         281,618         317,742
  Limited Partnership Interest (B)                                          7.84% int.    09/03/04          58,769          52,892
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        425 shs.    09/03/04          39,473               4
                                                                                                      ------------    ------------
                                                                                                         1,077,029       1,071,383
                                                                                                      ------------    ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                                 $      962,215    09/30/04         886,579         990,460
  8.75% Senior Subordinated Note due 2012                               $    1,155,562    09/30/04       1,155,562       1,192,316
  Common Stock (B)                                                        381,672 shs.    09/30/04         381,672         696,170
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    153,572 shs.    09/30/04          90,897         280,115
                                                                                                      ------------    ------------
                                                                                                         2,514,710       3,159,061
                                                                                                      ------------    ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  8% Preferred Stock (B)                                                       84 shs.    10/28/04          83,658          84,200
  Common Stock (B)                                                         26,185 shs.    10/28/04          35,088          87,259
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     88,948 shs.    05/01/03          40,675         296,412
                                                                                                      ------------    ------------
                                                                                                           159,421         467,871
                                                                                                      ------------    ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
  12% Senior Subordinated Note due 2013                                 $    2,685,614           *       2,523,081       2,732,491
  Common Stock (B)                                                            450 shs.           *         450,000         405,000
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        164 shs.           *         162,974               2
                                                                                                      ------------    ------------
                                                                                                         3,136,055       3,137,493
                                                                                                      ------------    ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial
furniture manufacturers and architectural and design firms.
  12% Senior Subordinated Note due 2014                                 $    1,168,847    08/04/06       1,039,360       1,182,372
  Limited Partnership Interest (B)                                        106,153 uts.    08/04/06         106,153          95,538
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                      1,107 shs.    08/04/06         107,109              11
                                                                                                      ------------    ------------
                                                                                                         1,252,622       1,277,921
                                                                                                      ------------    ------------
*08/12/05 and 09/11/06.
----------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood,
and electric hearth products and accessories.
  12% Senior Subordinated Note due 2014                                 $    2,550,000    03/31/06    $  2,365,569    $  2,538,880
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        152 shs.    03/31/06         138,125               2
                                                                                                      ------------    ------------
                                                                                                         2,503,694       2,538,882
                                                                                                      ------------    ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal
fabricated components.
  12% Senior Subordinated Note due 2014                                 $    2,440,909    08/25/06       2,242,872       2,478,310
  Common Stock (B)                                                        109,091 shs.    08/25/06         109,091          98,182
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                    173,633 shs.    08/25/06         149,940           1,736
                                                                                                      ------------    ------------
                                                                                                         2,501,903       2,578,228
                                                                                                      ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
  9.48% Senior Secured Revolving Note due 2010 (C)                      $       92,647    07/03/06          92,647          93,481
  9.48% Senior Secured Tranche A Note due 2010 (C)                      $      962,500    12/21/05         952,875         967,874
  12% Senior Secured Tranche B Note due 2010                            $      350,000    12/21/05         309,853         354,370
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                        33.59% int.           *              49         127,993
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        214 shs.    12/21/05          36,647          22,256
                                                                                                      ------------    ------------
                                                                                                         1,392,071       1,565,974
                                                                                                      ------------    ------------
NABCO, INC.
A producer of explosive containment vessels in the
United States.
  12% Senior Subordinated Note due 2014                                 $      625,000    02/24/06         576,841         617,533
  Limited Partnership Interest (B)                                            650 uts.    02/24/06         650,000         617,500
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         48 shs.    02/24/06          37,188            --
                                                                                                      ------------    ------------
                                                                                                         1,264,029       1,235,033
                                                                                                      ------------    ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                               $    1,062,500    01/31/03         935,422       1,083,750
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        212 shs.    01/31/03         180,625         260,112
                                                                                                      ------------    ------------
                                                                                                         1,116,047       1,343,862
                                                                                                      ------------    ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
  12.25% Senior Subordinated Note due 2012                              $    1,863,462    03/29/04       1,856,139       1,855,668
  10% Preferred Stock (B)                                                     255 shs.    03/29/04         255,083         253,390
  Common Stock (B)                                                          6,455 shs.    03/29/04           6,455          49,545
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      8,622 shs.    03/29/04           7,323          66,106
                                                                                                      ------------    ------------
                                                                                                         2,125,000       2,224,709
                                                                                                      ------------    ------------
*09/20/00 and 05/23/02.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                15

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                       $      812,500    01/28/02    $    812,500    $    794,710
  11.5% Senior Subordinated Note due 2012                               $    1,500,000    01/28/02       1,393,316       1,418,482
  Common Stock (B)                                                        312,500 shs.    01/28/02         312,500         156,250
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    243,223 shs.    01/28/02         162,045         121,612
                                                                                                      ------------    ------------
                                                                                                         2,680,361       2,491,054
                                                                                                      ------------    ------------
O R S NASCO HOLDING, INC.
A wholesale distributor of industrial supplies in
North America.
  13% Senior Subordinated Note due 2013                                 $    2,372,732    12/20/05       2,231,588       2,384,714
  Common Stock (B)                                                        177,268 shs.    12/20/05         177,268         159,541
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     99,771 shs.    12/20/05          98,773             998
                                                                                                      ------------    ------------
                                                                                                         2,507,629       2,545,253
                                                                                                      ------------    ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision
automated process equipment for the medical device
industry, with a focus on defibrillators and stents.
  10% Senior Secured Note due 2012                                      $      565,452    01/03/06         556,970         562,104
  13% Senior Subordinated Note due 2013                                 $      687,241    01/03/06         614,154         683,318
  Common Stock (B)                                                        322,307 shs.    01/03/06         322,307         290,076
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     72,185 shs.    01/03/06          62,824             722
                                                                                                      ------------    ------------
                                                                                                         1,556,255       1,536,220
                                                                                                      ------------    ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and
British Columbia.
  12% Senior Subordinated Note due 2008                                 $    2,205,071          **       2,197,902       2,129,144
  Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P. (B)                            20.57% int.           *       1,555,992       1,555,626
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                     28,648 shs.          **         389,188         385,720
                                                                                                      ------------    ------------
                                                                                                         4,143,082       4,070,490
                                                                                                      ------------    ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious
vehicles and related accessories.
  13% Senior Subordinated Note due 2013                                 $    1,977,885    01/17/06       1,779,319       1,985,001
  Limited Partnership Interest (B)                                          3,667 uts.    01/17/06         572,115         514,903
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        619 shs.    01/17/06         170,801               6
                                                                                                      ------------    ------------
                                                                                                         2,522,235       2,499,910
                                                                                                      ------------    ------------
 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.
----------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
OVERTON'S HOLDING COMPANY
A marketer of marine and water sports accessories in the
United States.
  12% Senior Subordinated Note due 2014                                 $    1,817,308    04/28/06    $  1,699,718    $  1,820,845
  Common Stock (B)                                                             95 shs.    04/28/06          95,000          85,500
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         94 shs.    04/28/06          83,720               1
                                                                                                      ------------    ------------
                                                                                                         1,878,438       1,906,346
                                                                                                      ------------    ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and
overhaul services to the aerospace gas turbine engine and
airframe markets.
  14% Senior Subordinated Note due 2014                                 $    2,167,847    07/03/06       2,056,727       2,162,824
  Preferred Unit (B)                                                          382 uts.    07/03/06         382,150         363,043
  Preferred Unit (B)                                                           69 uts.    07/03/06          68,790          65,351
  Common Unit Class I (B)                                                     148 uts.    07/03/06            --                 1
  Common Unit Class L (B)                                                      31 uts.    07/03/06            --              --
                                                                                                      ------------    ------------
                                                                                                         2,507,667       2,591,219
                                                                                                      ------------    ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general
industrial, medical, and food industries.
  12% Senior Subordinated Note due 2013                                 $    2,295,000    03/31/06       2,143,104       2,293,983
  Preferred Stock (B)                                                          36 shs.    03/31/06         329,596         313,116
  Common Stock (B)                                                             23 shs.    03/31/06          25,500          22,950
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         13 shs.    03/31/06          11,122            --
                                                                                                      ------------    ------------
                                                                                                         2,509,322       2,630,049
                                                                                                      ------------    ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                                 $    2,125,000    12/19/00       2,018,475       2,084,933
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                          2.42% int.    12/21/00         265,625         280,043
                                                                                                      ------------    ------------
                                                                                                         2,284,100       2,364,976
                                                                                                      ------------    ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                          1,004 shs.    08/12/94         100,350            --
  Common Stock (B)                                                          2,600 shs.           *         126,866            --
                                                                                                      ------------    ------------
                                                                                                           227,216            --
                                                                                                      ------------    ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and
chassis products.
  12% Senior Subordinated Note due 2012                                 $    1,770,834    05/28/04       1,472,818       1,821,339
  Common Stock                                                            354,166 shs.    05/28/04         354,166         653,436
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share                                        377,719 shs.    05/28/04         377,719         696,892
                                                                                                      ------------    ------------
                                                                                                         2,204,703       3,171,667
                                                                                                      ------------    ------------
*11/14/01 and 08/12/94.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to
major restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012 (D)                             $    1,893,563    07/09/04    $  1,844,035    $  1,136,138
  Limited Partnership Interest (B)                                          9.26% int.    07/09/04         259,146            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        528 shs.    07/09/04          49,061            --
                                                                                                      ------------    ------------
                                                                                                         2,152,242       1,136,138
                                                                                                      ------------    ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive
grinding wheels in the United States.
  12% Senior Subordinated Note due 2014                                 $    2,260,638    02/10/06       2,102,816       2,245,513
  Common Stock (B)                                                        289,362 shs.    02/10/06         289,362         260,426
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                    131,555 shs.    02/10/06         119,796           1,316
                                                                                                      ------------    ------------
                                                                                                         2,511,974       2,507,255
                                                                                                      ------------    ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and
foodservice channels.
  13% Senior Subordinated Note due 2011 (D)                             $    1,841,667    09/29/04       1,683,764       1,473,334
  Limited Partnership Interest (B)                                         40,610 uts.    09/29/04         283,333            --
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,575 shs.    09/29/04         157,903            --
                                                                                                      ------------    ------------
                                                                                                         2,125,000       1,473,334
                                                                                                      ------------    ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Notes due 2011                              $    1,062,500    11/14/03         968,985       1,080,879
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        140 shs.    11/14/03         122,946          92,775
                                                                                                      ------------    ------------
                                                                                                         1,091,931       1,173,654
                                                                                                      ------------    ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  8.73% Senior Secured Tranche A Note due 2007 (C)                      $      423,995    06/02/99         423,995         423,995
  12% Senior Secured Tranche B Note Due 2007                            $    1,130,652    06/02/99       1,130,652       1,130,652
   Class B Common Stock (B)                                                 1,480 shs.    06/02/99         256,212         699,633
                                                                                                      ------------    ------------
                                                                                                         1,810,859       2,254,280
                                                                                                      ------------    ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                                   $    1,538,793    09/10/04       1,442,768       1,533,674
  Common Stock (B)                                                            586 shs.    09/10/04         586,207         478,207
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        134 shs.    09/10/04         113,578         109,001
                                                                                                      ------------    ------------
                                                                                                         2,142,553       2,120,882
                                                                                                      ------------    ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC                          1.43% int.    08/29/00         684,724            --
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative
carpets and rugs.
  12.125% Senior Subordinated Note due 2014                             $    2,239,024    08/01/06    $  2,101,851    $  2,244,006
  Common Stock (B)                                                            311 shs.    08/01/06         310,976         279,882
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        104 shs.    08/01/06          93,293               1
                                                                                                      ------------    ------------
                                                                                                         2,506,120       2,523,889
                                                                                                      ------------    ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                    106,539 shs.    01/14/00         658,751            --
                                                                                                      ------------    ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  Limited Partnership Interest (B)                                          1.99% int.    08/20/03          63,206          14,100
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     86,780 shs.    08/21/03          19,359          19,359
                                                                                                      ------------    ------------
                                                                                                            82,565          33,459
                                                                                                      ------------    ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services
to the North American railroad industry.
  13% Senior Subordinated Note due 2013                                 $    2,217,385    10/14/05       1,899,620       2,281,579
  Preferred Stock (B)                                                       3,304 shs.    10/14/05         330,412         340,415
  Common Stock (B)                                                          2,203 shs.    10/14/05           2,203           1,983
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                      1,167 shs.    10/14/05         294,403              12
                                                                                                      ------------    ------------
                                                                                                         2,526,638       2,623,989
                                                                                                      ------------    ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  8.68% Senior Secured Tranche A Note due 2011 (C)                      $      278,906    04/28/06         277,512         275,617
  8.75% Senior Secured Tranche A Note due 2011 (C)                      $      213,281    04/28/06         213,237         210,766
  8.93% Senior Secured Tranche B Note due 2012 (C)                      $      314,795    04/28/06         314,795         310,537
  8.65% Senior Secured Tranche B Note due 2012 (C)                      $      423,487    04/28/06         421,610         417,758
  8.64% Senior Secured Tranche B Note due 2012 (C)                      $      366,680    09/11/06         364,847         361,720
  12% Senior Subordinated Note due 2014                                 $    1,162,110    04/28/06       1,105,481       1,164,918
  Limited Partnership Interest of
    Saw Mill Capital Fund V, L.P.                                           2.30% int.    03/01/05         215,742         194,173
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         72 shs.    04/28/06          60,597               1
                                                                                                      ------------    ------------
                                                                                                         2,973,821       2,935,490
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                19

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
  13% Senior Subordinated Note due 2009                                 $    2,712,000    02/05/98    $  2,559,446    $  2,712,000
  Common Stock (B)                                                            630 shs.    02/04/98         630,000         627,425
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        444 shs.    02/05/98         368,832         442,185
                                                                                                      ------------    ------------
                                                                                                         3,558,278       3,781,610
                                                                                                      ------------    ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
  12% Senior Subordinated Note due 2013                                 $    1,734,000    08/31/05       1,661,973       1,782,926
  Common Stock (B)                                                            816 shs.    08/31/05         816,000         775,200
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         86 shs.    08/31/05          77,485               1
                                                                                                      ------------    ------------
                                                                                                         2,555,458       2,558,127
                                                                                                      ------------    ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                               $      789,836    01/20/00         789,836         794,231
  12% Senior Subordinated Note due 2010                                 $    1,326,500    01/20/00       1,283,615       1,352,451
  Common Stock (B)                                                        227,400 shs.    01/20/00         227,400         548,489
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                                      260,563 shs.    01/20/00          98,540         628,478
                                                                                                      ------------    ------------
                                                                                                         2,399,391       3,323,649
                                                                                                      ------------    ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and
medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
  12% Senior Subordinated Note due 2013                                 $    2,309,541           *       2,153,975       2,391,103
  Common Stock (B)                                                            742 shs.           *         800,860       1,004,517
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        153 shs.           *         159,894         207,469
                                                                                                      ------------    ------------
                                                                                                         3,114,729       3,603,089
                                                                                                      ------------    ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                               $    1,062,500    04/11/03       1,002,760       1,083,750
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      5,781 shs.    04/11/03          95,625         122,006
                                                                                                      ------------    ------------
                                                                                                         1,098,385       1,205,756
                                                                                                      ------------    ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, seller and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                                 $    1,234,551    05/28/04       1,124,084       1,222,852
  8.75% Senior Secured Note due 2011                                    $      716,292    05/28/04         716,291         715,089
  Common Stock (B)                                                        674,157 shs.    05/28/04         674,157         573,033
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    203,912 shs.    05/28/04         130,789           2,039
                                                                                                      ------------    ------------
                                                                                                         2,645,321       2,513,013
                                                                                                      ------------    ------------
*07/19/05 and 12/22/05.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
U S S HOLDINGS, INC.
A producer of high grade industrial and specialty silica sands.
  14% Redeemable Preferred Stock (B)                                          997 shs.    09/30/99    $    545,858    $    108,991
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                              145,446 shs.    12/19/96       1,166,829            --
  Common Stock (B)                                                         20,027 shs.    09/30/99         799,068            --
  Warrants, exercisable until 2010 to
    purchase common stock at $.01 per share (B)                             4,918 shs.           *         128,372            --
                                                                                                      ------------    ------------
                                                                                                         2,640,127         108,991
                                                                                                      ------------    ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice
making, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                               $    1,882,100    04/30/04       1,709,257       1,937,833
  Common Stock (B)                                                            182 shs.    04/30/04         182,200         229,572
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        230 shs.    04/30/04         211,735         290,329
                                                                                                      ------------    ------------
                                                                                                         2,103,192       2,457,734
                                                                                                      ------------    ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in
other entities.
  Series A Preferred Units (B)                                              0.15% int.    12/02/96               1               2
                                                                                                      ------------    ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  13% Senior Subordinated Note due 2011                                 $    1,887,288    09/24/04       1,735,845       1,879,839
  Common Stock (B)                                                         23,771 shs.    09/24/04         237,710         288,818
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,787 shs.    09/24/04         186,883         289,012
                                                                                                      ------------    ------------
                                                                                                         2,160,438       2,457,669
                                                                                                      ------------    ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes
and tags used on tea bags.
  12.5% Senior Subordinated Note due 2012                               $    1,700,000    07/19/04       1,483,065       1,616,064
  Limited Partnership Interest Class A (B)                                  1.75% int.    07/19/04         414,375         372,938
  Limited Partnership Interest Class B (B)                                  0.77% int.    07/19/04         182,935         164,641
                                                                                                      ------------    ------------
                                                                                                         2,080,375       2,153,643
                                                                                                      ------------    ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting
goods apparel.
  10% Senior Subordinated Lien Note due 2009                            $      838,816    07/12/04         838,816         838,821
  14% Senior Subordinated Note due 2012                                 $    1,085,380    07/12/04       1,082,875       1,107,088
  Limited Partnership Interest (B)                                          0.40% int.    07/12/04          37,280         511,010
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                      4,029 shs.    07/12/04           2,833          55,223
                                                                                                      ------------    ------------
                                                                                                         1,961,804       2,512,142
                                                                                                      ------------    ------------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                   $172,001,321    $171,119,067
                                                                                                      ------------    ------------
*12/19/96 and 09/30/99.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)     Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 5.05%:

BONDS - 5.05%

  A E S Corporation                                9.000%    05/15/15   $    200,000  $    200,000  $    215,500
  Activant Solutions, Inc. (C)                     9.500     05/01/16        150,000       150,000       138,750
  American Tire Distributor (C)                   11.758     04/01/12      1,000,000       950,000       911,250
  Basic Energy Services                            7.125     04/15/16        225,000       225,000       217,125
  Bombardier, Inc.                                 6.300     05/01/14      1,000,000       890,000       897,500
  Brigham Exploration Co.                          9.625     05/01/14        700,000       690,403       682,500
  Calpine Corporation                              8.750     07/15/13        500,000       465,000       503,750
  Charter Communications Op LLC                    8.000     04/30/12        250,000       249,375       251,875
  Douglas Dynamics LLC                             7.750     01/15/12        630,000       633,405       595,350
  Edison Mission Energy                            7.750     06/15/16        500,000       500,000       506,250
  G F S I, Inc.                                   11.000     06/01/11        750,000       682,541       720,000
  Interactive Health LLC                           7.250     04/01/11        872,000       747,932       697,600
  Packaging Dynamics Corporation of America       10.000     05/01/16        700,000       700,000       707,000
  Petrohawk Energy Corporation                     9.125     07/15/13      1,000,000       998,025     1,005,000
  Pregis Corporation                              12.375     10/15/13      1,000,000       981,490     1,040,000
  Service Corporation International (C)            8.000     06/15/17      1,000,000       990,030       957,500
  Stewart & Stevenson LLC                         10.000     07/15/14      1,200,000     1,225,610     1,215,000
  Tekni-Plex, Inc. (C)                             9.750     11/15/13        650,000       655,903       641,875
  Tenaska Alabama Partners LP                      7.000     06/30/21        351,805       351,805       344,738
  Tunica-Biloxi Gaming Authority                   9.000     11/15/15      1,000,000     1,032,773     1,040,000
                                                                                      ------------  ------------
    TOTAL BONDS                                                                         13,319,292    13,288,563
                                                                                      ------------  ------------
COMMON STOCK - 0.00%
  Jordan Telecom Products                                                         70  $     14,000          --
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                      14,000          --
                                                                                      ------------  ------------
WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                   900  $          9  $       --
                                                                                      ------------  ------------
    TOTAL WARRANTS                                                                               9          --
                                                                                      ------------  ------------
TOTAL RULE 144A SECURITIES                                                              13,333,301    13,288,563
                                                                                      ------------  ------------
    TOTAL CORPORATE RESTRICTED SECURITIES                                             $185,334,622  $184,407,630
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES - 30.06%:(A)            Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 27.93%
  A M C Entertainment, Inc.                       11.000%    02/01/16   $    815,000  $    817,373  $    888,350
  Abitibi-Consolidated, Inc.                       7.750     06/15/11      1,000,000     1,028,295       915,000
  Affinia Group, Inc.                              9.000     11/30/14        910,000       834,625       848,575
  Alamosa Delaware, Inc.                          11.000     07/31/10        325,000       328,958       355,063
  Alamosa Delaware, Inc.                           8.500     01/31/12        400,000       400,000       426,000
  ALH Fin LLC/ALH Fin Corporation                  8.500     01/15/13        950,000       918,813       928,625
  Allied Waste NA                                  7.875     04/15/13      1,000,000     1,022,846     1,022,500
  Appleton Papers, Inc.                            8.125     06/15/11        300,000       300,000       300,000
  Argo Tech Corporation                            9.250     06/01/11        850,000       850,000       884,000
  Atlas Pipeline Partners                          8.125     12/15/15        200,000       200,000       203,500
  Bally Total Fitness Holding Corporation          9.875     10/15/07        135,000       128,925       119,475
  BCP Crystal US Holdings Corporation              9.625     06/15/14        485,000       485,000       526,225
  Blockbuster, Inc. (C)                            9.000     09/01/12        475,000       476,009       435,813
  CCH I Holdings LLC                              11.000     10/01/15      1,000,000       890,000       910,000
  CCH I Holdings LLC                              11.125     01/15/14      1,000,000       640,438       702,500
  Cablevision Systems Corporation                  8.000     04/15/12      1,000,000     1,014,071     1,012,500
  Cadmus Communications Corporation                8.375     06/15/14      1,000,000       995,625       967,500
  Cenveo Corporation                               7.875     12/01/13      1,100,000     1,100,000     1,042,250
  Chemed Corporation                               8.750     02/24/11      1,125,000     1,125,000     1,167,188
  Chesapeake Energy Corporation                    7.000     08/15/14      1,075,000     1,111,865     1,062,906
  Cincinnati Bell, Inc.                            8.375     01/15/14      1,100,000     1,007,500     1,111,000
  Clayton Williams Energy, Inc.                    7.750     08/01/13        800,000       800,000       720,000
  Consolidated Container Corporation (E)           0.000     06/15/09        750,000       719,536       720,000
  Del Monte Corporation                            8.625     12/15/12        225,000       225,000       235,969
  Dollar Financial Group                           9.750     11/15/11        444,000       444,000       484,377
  Dominos Pizza, Inc.                              8.250     07/01/11        292,000       289,891       306,600
  Dynegy Holdings, Inc.                            6.875     04/01/11        500,000       422,500       486,875
  Dynegy Holdings, Inc.                            8.375     05/01/16        330,000       330,000       335,775
  El Paso Corporation                              7.875     06/15/12      1,050,000     1,061,836     1,089,375
  Esterline Technologies                           7.750     06/15/13        200,000       200,000       202,000
  Flextronics International Ltd.                   6.500     05/15/13        400,000       400,000       396,000
  Ford Motor Credit Co.                            7.375     10/28/09      1,250,000     1,246,875     1,214,755
  Gencorp, Inc.                                    9.500     08/15/13        259,000       259,000       269,360
  General Motors Acceptance Corporation            7.750     01/19/10      1,250,000     1,296,462     1,280,805
  Geo Sub Corporation                             11.000     05/15/12        600,000       595,500       618,000
  Goodyear Tire & Rubber Co.                       7.857     08/15/11      1,400,000     1,342,750     1,361,500
  Great Lakes Dredge & Dock Corporation            7.750     12/15/13      1,015,000       926,319       943,950
  GulfMark Offshore, Inc.                          7.750     07/15/14        565,000       562,599       567,825
  Houghton Mifflin Co.                             9.875     02/01/13      1,000,000     1,046,570     1,057,500
  Imax Corporation                                 9.625     12/01/10      1,000,000     1,028,673       952,500
  Inergy LP                                        8.250     03/01/16        150,000       150,000       155,250
  Insurance Auto Auctions, Inc.                   11.000     04/01/13      1,000,000     1,009,298       995,000
  Intelsat Subsidiary Holding Company Ltd. (C)     9.614     01/15/12      1,000,000     1,009,727     1,013,750
  Interline Brands, Inc.                           8.125     06/15/14        325,000       322,670       329,062
  Iron Mountain, Inc.                              8.750     07/15/18      1,065,000     1,100,319     1,104,938
  Koppers Inc.                                     9.875     10/15/13        477,000       477,000       516,353
  Land O'Lakes, Inc.                               9.000     12/15/10        750,000       750,000       795,000
  Lazard LLC                                       7.125     05/15/15        750,000       749,408       781,478
  Leucadia National Corporation                    7.000     08/15/13        650,000       661,355       656,500
  Liberty Media Corporation                        5.700     05/15/13      1,000,000       951,610       943,621
  Lodgenet Entertainment Corporation               9.500     06/15/13        425,000       425,000       454,750
  Lyondell Chemical Co.                            9.500     12/15/08        530,000       516,360       545,238
----------------------------------------------------------------------------------------------------------------
                                                                                                              23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)           Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS, CONTINUED
  M G M Mirage, Inc.                               6.000%    10/01/09   $    375,000  $    378,566  $    370,312
  Mac-Gray Corporation                             7.625     08/15/15        600,000       600,000       612,000
  Majestic Star Casino LLC                         9.500     10/15/10        500,000       500,000       511,250
  Manitowoc Company, Inc.                          7.125     11/01/13        200,000       200,000       197,000
  Markwest Energy Operating Co.                    6.875     11/01/14        475,000       475,000       446,500
  Mediacom LLC                                     9.500     01/15/13      1,000,000     1,002,127     1,022,500
  Metaldyne Corporation                           11.000     06/15/12        750,000       601,250       675,000
  Metaldyne Corporation (C)                       10.000     11/01/13        510,000       513,585       515,100
  Mrs. Fields Brands                              11.500     03/15/11        750,000       713,710       630,000
  N R G Energy, Inc.                               7.375     02/01/16        175,000       175,000       173,905
  Nalco Co.                                        7.750     11/15/11        500,000       500,000       510,000
  National Wine & Spirits, Inc.                   10.125     01/15/09      1,260,000     1,252,429     1,272,600
  Neiman Marcus Group, Inc.                       10.375     10/15/15      1,250,000     1,250,000     1,350,000
  Newark Group, Inc.                               9.750     03/15/14        850,000       796,863       824,500
  North American Energy Partners                   8.750     12/01/11        400,000       400,000       399,000
  Nova Chemicals Corporation (C)                   8.405     11/15/13        475,000       475,000       484,500
  NTL Cable PLC                                    9.125     08/15/16        980,000     1,003,229     1,011,850
  O E D Corp/Diamond Jo Company Guarantee          8.750     04/15/12      1,000,000       985,960     1,000,000
  Offshore Logistics, Inc.                         6.125     06/15/13        450,000       450,000       421,875
  P Q Corporation                                  7.500     02/15/13      1,100,000     1,088,750     1,045,000
  Pacific Energy Partners                          7.125     06/15/14        500,000       503,813       510,000
  Pacific Energy Partners                          6.250     09/15/15        150,000       149,316       147,750
  Pinnacle Foods Group                             8.250     12/01/13        450,000       450,000       450,563
  Pliant Corporation (C)                          11.850     06/15/09        833,687       832,980       929,562
  Primedia, Inc.                                   8.000     05/15/13      1,000,000     1,023,355       907,500
  Quality Distribution LLC                         9.000     11/15/10        300,000       288,000       287,250
  Quality Distribution LLC (C)                    10.007     01/15/12        325,000       323,375       329,875
  Quicksilver Resources, Inc                       7.125     04/01/16        500,000       500,000       473,750
  Rent-A-Center, Inc.                              7.500     05/01/10        400,000       400,000       402,000
  Rent-Way, Inc.                                  11.875     06/15/10        800,000       832,759       928,000
  Rock-Tenn Co.                                    8.200     08/15/11      1,000,000     1,006,795     1,040,000
  Rogers Wireless, Inc.                            7.250     12/15/12        165,000       165,000       172,630
  Rogers Wireless, Inc.                            7.500     03/15/15        870,000       929,188       928,725
  Rogers Wireless, Inc.                            8.000     12/15/12        165,000       165,000       175,312
  Samsonite Corporation                            8.875     06/01/11      1,000,000     1,038,330     1,047,500
  Sbarro, Inc.                                    11.000     09/15/09      1,000,000     1,013,157     1,017,500
  Sheridan Acquisition Corporation                10.250     08/15/11        375,000       370,000       379,688
  Sierra Pacific Resources                         6.750     08/15/17        635,000       638,204       635,268
  Stanadyne Corporation                           10.000     08/15/14      1,500,000     1,500,000     1,515,000
  Sungard Data Systems                             9.125     08/15/13        175,000       175,000       181,125
  Tekni-Plex, Inc.                                12.750     06/15/10      1,000,000       960,125       850,000
  Telex Communications, Inc.                      11.500     10/15/08        500,000       500,000       530,000
  Tenet Healthcare Corporation                     9.875     07/01/14        500,000       488,370       498,125
  Tenneco, Inc.                                    8.625     11/15/14      1,000,000     1,002,500       987,500
  Texas Industries, Inc.                           7.250     07/15/13         70,000        70,000        70,000
  Trimas Corporation                               9.875     06/15/12        625,000       566,250       578,125
  Triton P C S, Inc.                               8.500     06/01/13        550,000       550,000       510,125
  Unisys Corporation                               8.000     10/15/12        190,000       190,000       177,650
  United Components, Inc.                          9.375     06/15/13      1,080,000     1,081,719     1,069,200
  United Rentals, Inc.                             7.750     11/15/13        625,000       625,000       615,625
  United Rentals, Inc.                             7.000     02/15/14        500,000       500,000       470,000
  Universal City Florida                           8.375     05/01/10        200,000       200,000       200,750
----------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)           Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS, CONTINUED
  Universal City Florida (C)                      10.239%    05/01/10   $    200,000  $    200,000  $    205,500
  Vertis, Inc.                                    10.875     06/15/09        280,000       275,400       281,400
  Vought Aircraft Industries                       8.000     07/15/11      1,000,000       999,899       917,500
  Warner Music Group                               7.375     04/15/14        275,000       275,000       268,125
  Waste Services, Inc.                             9.500     04/15/14      1,100,000     1,124,739     1,127,500
  Wornick Co.                                     10.875     07/15/11        750,000       750,000       746,250
                                                                                      ------------  ------------
    TOTAL BONDS                                                                         73,020,344    73,398,341
                                                                                      ------------  ------------

COMMON STOCK - 1.04%
  Bally Total Fitness Holding Corporation (B)                                    600  $      5,520  $        906
  Bare Escentuals, Inc (B)                                                       400         8,800        10,860
  PepsiAmericas, Inc.                                                         92,145     2,006,365     1,966,374
  Supreme Industries, Inc.                                                   115,722       267,325       766,080
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                   2,288,010     2,744,220
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 1.09%
  Citadel Broadcasting Corporation                 1.875%    02/15/11   $    700,000  $    543,375  $    569,625
  Graftech International                           1.625     01/15/24      1,500,000     1,083,750     1,078,125
  ICOS Corporation                                 2.000     07/01/23        750,000       596,250       644,062
  Q L T, Inc.                                      3.000     09/15/23        600,000       546,257       555,750
                                                                                      ------------  ------------
    TOTAL CONVERTIBLE BONDS                                                              2,769,632     2,847,562
                                                                                      ------------  ------------
TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 78,077,986  $ 78,990,123
                                                                                      ------------  ------------

                                                 Interest      Due        Principal
SHORT-TERM SECURITIES:                          Rate/Yield     Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 2.30%
  Detroit Edison Co.                               5.300%    10/02/06   $  3,777,000  $  3,775,888  $  3,775,888
  Kraft Foods, Inc.                                5.310     10/03/06        789,000       788,651       788,651
  Kraft Foods, Inc.                                5.330     10/04/06      1,475,000     1,474,126     1,474,126
                                                                                      ------------  ------------
    TOTAL SHORT-TERM SECURITIES                                                       $  6,038,665  $  6,038,665
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 102.53%                             $269,451,273  $269,436,418
                                                                                      ============  ------------
  Other Assets                                      5.93                                              15,576,529
  Liabilities                                      (8.46)                                            (22,228,609)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $262,784,338
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 09/30/06.
(D) Defaulted Security; interest not accrued.
(E) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date.

                                          SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
----------------------------------------------------------------------------------------------------------------
                                                                                                              25

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 2.86%                                                      BUILDINGS & REAL ESTATE - 1.51%
Argo Tech Corporation                          $      884,000          Adorn, Inc.                                    $    2,703,840
Consolidated Foundries Holdings                     2,659,446          Texas Industries, Inc.                                 70,000
Esterline Technologies                                202,000          TruStile Doors, Inc.                                1,205,756
Gencorp, Inc.                                         269,360                                                         --------------
P A S Holdco LLC                                    2,591,219                                                              3,979,596
Vought Aircraft Industries                            917,500                                                         --------------
                                               --------------          CHEMICAL, PLASTICS & RUBBER - 1.40%
                                                    7,523,525          BCP Crystal US Holding Corporation                    526,225
                                               --------------          Capital Specialty Plastics, Inc.                       55,408
AUTOMOBILE - 10.40%                                                    Koppers, Inc.                                         516,353
American Tire Distributor                             911,250          Lyondell Chemical Co.                                 545,238
Ford Motor Credit Co.                               1,214,755          Nalco Co.                                             510,000
Fuel Systems Holding Corporation                    2,537,992          Nova Chemicals Corporation                            484,500
General Motors Acceptance Corporation               1,280,805          P Q Corporation                                     1,045,000
Goodyear Tire & Rubber Co.                          1,361,500                                                         --------------
Jason, Inc.                                         1,988,171                                                              3,682,724
LIH Investors, L.P.                                 4,073,775                                                         --------------
Metaldyne Corporation                               1,190,100          CONSUMER PRODUCTS - 7.63%
Nyloncraft, Inc.                                    2,491,054          ALH Fin LLC/ALH Fin Corporation                       928,625
Ontario Drive & Gear Ltd.                           2,499,910          Augusta Sportswear Holding Co.                      2,924,485
Qualis Automotive LLC                               3,171,667          Bravo Sports Holding Corporation                    2,527,704
Tenneco, Inc.                                         987,500          Euro-Pro Corporation                                  341,618
Transtar Holding Company                            2,558,127          G F S I, Inc.                                         720,000
United Components, Inc.                             1,069,200          K N B Holdings Corporation                          2,531,680
                                               --------------          Momentum Holding Co.                                1,277,921
                                                   27,335,806          Neff Motivation, Inc.                               1,343,862
                                               --------------          Royal Baths Manufacturing Company                   1,173,654
BEVERAGE, DRUG & FOOD - 5.83%                                          The Tranzonic Companies                             3,781,610
Beta Brands Ltd.                                         --            Walls Industries, Inc.                              2,512,142
Cains Foods, L.P.                                     143,302          Winsloew Furniture, Inc.                                 --
Del Monte Corporation                                 235,969                                                         --------------
Dominos, Inc.                                         306,600                                                             20,063,301
Eagle Pack Pet Foods, Inc.                          1,597,339                                                         --------------
Land O'Lakes, Inc.                                    795,000          CONTAINERS, PACKAGING
Mrs. Fields Brands                                    630,000            & GLASS - 5.58%
National Wine & Spirits, Inc.                       1,272,600          Consolidated Container Corporation                    720,000
Nonni's Food Company                                2,224,709          Flutes, Inc.                                        1,558,622
PepsiAmericas, Inc.                                 1,966,374          Maverick Acquisition Company                        1,071,383
Pinnacle Foods Group                                  450,563          P I I Holding Corporation                           2,630,049
River Ranch Fresh Foods LLC                         1,473,334          Packaging Dynamics Corporation of America             707,000
Sbarro, Inc.                                        1,017,500          Paradigm Packaging, Inc.                            2,364,976
Specialty Foods Group, Inc.                              --            Pliant Corporation                                    929,562
Vitality Foodservice, Inc.                          2,457,669          Pregis Corporation                                  1,040,000
Wornick Co.                                           746,250          Tekni-Plex, Inc.                                    1,491,875
                                               --------------          Vitex Packaging, Inc.                               2,153,643
                                                   15,317,209                                                         --------------
                                               --------------                                                             14,667,110
BROADCASTING &                                                                                                        --------------
  ENTERTAINMENT - 2.63%                                                DISTRIBUTION - 3.51%
CCH I Holdings LLC                                  1,612,500          Affina Group, Inc.                                    848,575
Cablevision Systems Corporation                     1,012,500          Corvest Group, Inc.                                      --
Cenveo Corporation                                  1,042,250          Kele and Associates, Inc.                           2,769,651
Charter Communications Op LLC                         251,875          Magnatech International, Inc.                       1,925,302
Citadel Broadcasting Corporation                      569,625          O R S Nasco Holding, Inc.                           2,545,253
Liberty Media Corporation                             943,621          QualServ Corporation                                1,136,138
Lodgenet Entertainment Corporation                    454,750          Strategic Equipment & Supply Corporation, Inc.           --
Mediacom LLC                                        1,022,500                                                         --------------
                                               --------------                                                              9,224,919
                                                    6,909,621                                                         --------------
                                               --------------

------------------------------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              HEALTHCARE, EDUCATION &
  MANUFACTURING - 6.97%                                                  CHILDCARE - 3.90%
Activant Solutions, Inc.                       $      138,750          A T I Acquisition Company                      $    1,956,328
AmerCable, Inc.                                     1,519,203          American Hospice Management Holding LLC             2,744,812
Arrow Tru-Line Holdings, Inc.                       2,381,335          F H S Holding LLC                                   2,678,374
Bombardier, Inc.                                      897,500          ICOS Corporation                                      644,062
Coining Corporation of America LLC                  2,250,938          Interactive Health LLC                                697,600
Dexter Magnetics Technologies, Inc.                 1,213,807          MedAssist, Inc.                                       467,871
Douglas Dynamics LLC                                  595,350          Q L T, Inc.                                           555,750
Evans Consoles, Inc.                                     --            Tenet Healthcare Corporation                          498,125
Geo Sub Corporation                                   618,000                                                         --------------
Graftech International                              1,078,125                                                             10,242,922
Great Lakes Dredge & Dock Corporation                 943,950                                                         --------------
Radiac Abrasives, Inc.                              2,507,255          HOME & OFFICE FURNISHINGS,
Trimas Corporation                                    578,125            HOUSEWARES, AND DURABLE
Truck Bodies & Equipment International              3,603,089            CONSUMER PRODUCTS - 6.45%
                                               --------------          Connor Sport Court International, Inc.              1,802,907
                                                   18,325,427          H M Holding Company                                 2,494,072
                                               --------------          Home Decor Holding Company                          2,436,808
DIVERSIFIED/CONGLOMERATE,                                              Justrite Manufacturing Acquisition Co.              1,640,978
  SERVICE - 5.69%                                                      Monessen Holding Corporation                        2,538,882
Allied Waste NA                                     1,022,500          Samsonite Corporation                               1,047,500
Bare Escentuals, Inc.                                  10,860          Stanton Carpet Holding Co.                          2,523,889
CapeSuccess LLC                                         5,862          U-Line Corporation                                  2,457,734
Chemed Corporation                                  1,167,188                                                         --------------
Diversco, Inc./DHI Holdings, Inc.                   2,505,724                                                             16,942,770
Dwyer Group, Inc.                                   2,826,280                                                         --------------
Fowler Holding, Inc.                                2,548,083          LEISURE, AMUSEMENT,
Interline Brands, Inc.                                329,062            ENTERTAINMENT - 4.09%
Iron Mountain, Inc.                                 1,104,938          A M C Entertainment, Inc.                             888,350
Keystone North America, Inc.                          289,071          Bally Total Fitness Holding Corporation               120,381
Mac-Gray Corporation                                  612,000          IMAX Corporation                                      952,500
Moss, Inc.                                          1,565,974          Keepsake Quilting, Inc.                             1,159,401
Service Corporation International                     957,500          M G M Mirage, Inc.                                    370,312
                                               --------------          Majestic Star Casino LLC                              511,250
                                                   14,945,042          O E D Corp/Diamond Jo Company Guarantee             1,000,000
                                               --------------          Overton's Holding Company                           1,906,346
ELECTRONICS - 1.91%                                                    Savage Sports Holding, Inc.                         2,120,882
A E S Corporation                                     215,500          Tunica-Biloxi Gaming Authority                      1,040,000
Calpine Corporation                                   503,750          Universal City Florida                                406,250
Directed Electronics, Inc.                          3,908,557          Warner Music Group                                    268,125
Flextronics International Ltd.                        396,000                                                         --------------
                                               --------------                                                             10,743,797
                                                    5,023,807                                                         --------------
                                               --------------          MACHINERY - 7.16%
FARMING & AGRICULTURE - 0.00%                                          Integration Technology Systems, Inc.                1,248,333
Protein Genetics, Inc.                                   --            Manitowoc Company, Inc.                               197,000
                                               --------------          Maxon Corporation                                   3,159,061
FINANCIAL SERVICES - 0.73%                                             Morton Industrial Group, Inc.                       2,578,228
Dollar Financial Group                                484,377          Safety Speed Cut Manufacturing Company, Inc.        2,254,280
East River Ventures I, L.P.                             8,104          Stanadyne Corporation                               1,515,000
Highgate Capital LLC                                    2,947          Stewart & Stevenson LLC                             1,215,000
Lazard LLC                                            781,478          Supreme Industries, Inc.                              766,080
Leucadia National Corporation                         656,500          Synventive Equity LLC                                  33,459
Victory Ventures LLC                                        2          Tronair, Inc.                                       3,323,649
                                               --------------          Tubular Textile Machinery                           2,513,013
                                                    1,933,408                                                         --------------
                                               --------------                                                             18,803,103
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  27

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value                                                           Market Value
                                               --------------                                                         --------------
MEDICAL DEVICES/BIOTECH - 2.31%                                        TECHNOLOGY - 1.85%
Coeur, Inc.                                    $    1,263,233          C & J Spec-Rent Services, Inc.                 $    4,493,590
E X C Acquisition Corporation                         129,824          Sungard Data Systems                                  181,125
MicroGroup, Inc.                                    3,137,493          Unisys Corporation                                    177,650
OakRiver Technology, Inc.                           1,536,220                                                         --------------
                                               --------------                                                              4,852,365
                                                    6,066,770                                                         --------------
                                               --------------          TELECOMMUNICATIONS - 3.43%
MINING, STEEL, IRON &                                                  Alamosa Delaware                                      781,063
  NON PRECIOUS METALS - 0.04%                                          Cincinnati Bell, Inc.                               1,111,000
U S S Holdings, Inc.                                  108,991          Intelsat Subsidiary Holding Company Ltd             1,013,750
                                               --------------          ITC^DeltaCom, Inc.                                  2,768,227
NATURAL RESOURCES - 0.86%                                              Jordan Telecom Products                                  --
Abitibi-Consolidated, Inc.                            915,000          NTL Cable PLC                                       1,011,850
Appleton Papers, Inc.                                 300,000          Rogers Wireless, Inc.                               1,276,667
Rock-Tenn Co.                                       1,040,000          Telex Communications, Inc.                            530,000
                                               --------------          Triton P C S, Inc.                                    510,125
                                                    2,255,000                                                         --------------
                                               --------------                                                              9,002,682
OIL AND GAS - 1.73%                                                                                                   --------------
Basic Energy Services                                 217,125          TRANSPORTATION - 1.70%
Brigham Exploration Co.                               682,500          NABCO, Inc.                                         1,235,033
Chesapeake Energy Corporation                       1,062,906          Quality Distribution LLC                              617,125
Clayton Williams Energy, Inc.                         720,000          Tangent Rail Corporation                            2,623,989
GulfMark Offshore, Inc.                               567,825                                                         --------------
North American Energy Partners                        399,000                                                              4,476,147
Offshore Logistics, Inc.                              421,875                                                         --------------
Quicksilver Resources, Inc.                           473,750          UTILITIES - 2.30%
                                               --------------          Atlas Pipeline Partners                               203,500
                                                    4,544,981          Dynegy Holdings, Inc.                                 822,650
                                               --------------          Edison Mission Energy                                 506,250
PHARMACEUTICALS - 1.00%                                                El Paso Corporation                                 1,089,375
CorePharma LLC                                      2,532,288          Inergy LP                                             155,250
Enzymatic Therapy, Inc.                               106,250          Markwest Energy Operating Co.                         446,500
                                               --------------          N R G Energy, Inc.                                    173,905
                                                    2,638,538          Pacific Energy Partners                               657,750
                                               --------------          Petrohawk Energy Corporation                        1,005,000
PUBLISHING/PRINTING - 1.68%                                            Sierra Pacific Resources                              635,268
Cadmus Communications Corporation                     967,500          Tenaska Alabama Partners L.P.                         344,738
Houghton Mifflin Co.                                1,057,500                                                         --------------
Newark Group, Inc.                                    824,500                                                              6,040,186
Primedia, Inc.                                        907,500                                                         --------------
Sheridan Acquisition Corporation                      379,688          WASTE MANAGEMENT/
Vertis, Inc.                                          281,400            POLLUTION - 1.55%
                                               --------------          Terra Renewal Services, Inc.                        2,935,490
                                                    4,418,088          Waste Services, Inc.                                1,127,500
                                               --------------                                                         --------------
RETAIL STORES - 3.53%                                                                                                      4,062,990
Blockbuster, Inc.                                     435,813                                                         --------------
Insurance Auto Auctions, Inc.                         995,000          Total Corporate Restricted and
Neiman Marcus Group, Inc.                           1,350,000          Public Securities - 100.23%                    $  263,397,753
Olympic Sales, Inc.                                 4,070,490                                                         ==============
Rent-A-Center, Inc.                                   402,000
Rent-Way, Inc.                                        928,000
United Rentals, Inc.                                1,085,625
                                               --------------
                                                    9,266,928
                                               --------------

                                          SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Unaudited)


1. HISTORY

   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield while providing an opportunity for capital gains by investing primarily in a portfolio of privately placed below investment grade, long term corporate debt obligations with equity features, such as warrants, conversions rights, or other equity features and, occasionally, preferred stocks purchased directly from their issuers.

   On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been included in the accompanying consolidated financial statements. Footnote 2.D below discusses the Federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act").

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustee's meet at least once each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   The consolidated financial statements include private placement restricted securities valued at $171,119,067 (65.12% of net assets) as of September 30, 2006 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2006, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the nine months ended September 30, 2006, the MMCI Subsidiary Trust has accrued tax expense on net realized gains of $350,255 and reduced deferred tax expense on net unrealized gains by $92,949.

   E. DISTRIBUTIONS TO SHAREHOLDERS:

   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the exdividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

3. INVESTMENT SERVICES CONTRACT

   A. NEW INVESTMENT SERVICES CONTRACT:

   An Investment Services Contract between the Trust and Babson Capital, effective October 1, 2005 (the "New Contract"), provides for a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust each quarter, which is approximately equal to 1.25% annually, with no performance adjustment. The New Contract provides that for its first eighteen months, the investment advisory fee cannot exceed the amount that Babson Capital would have been paid under the prior Investment Services Contract with the Trust dated July 1, 1988 (the "Prior Contract").

--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   B. SERVICES:

   Under the New Contract with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the New Contract, Babson Capital provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   C. PRIOR INVESTMENT SERVICES CONTRACT ADVISORY FEE:

   Under the Prior Contract, the Trust paid Babson Capital a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% of net asset value, approximately equivalent to plus or minus 0.25% on an annual basis.

   The Performance Adjustment was based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return of the Standard & Poor's Industrials Composite (formerly called the Standard & Poor's Industrial Price Index) and the Lehman Brothers Intermediate U.S. Credit Index (formerly called the Lehman Brothers Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Standard & Poor's Industrials Composite is not readily available to the general public, Babson Capital obtained the information for this index from Factset Research Systems. The three-year annualized return for the Standard & Poor's Industrials Composite for the period ended September 30, 2006 was 11.54%. Under the prior contract, the Performance Adjustment was equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeded the Target Rate, the Base Fee Rate would be increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return was less than the Target Rate, the Base Fee Rate was reduced by the Performance Adjustment. Under the Prior Contract, the investment advisory fee payable by the Trust was equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. Additionally, Babson Capital agreed to waive, for each quarter beginning July 1, 2004, the amount, if any, by which the investment advisory fee calculated in the manner described in the Prior Contract exceeded the sum of (i) 5/16 of 1% times the ending net asset value for that quarter plus or minus (ii) the Performance Adjustment applied against the average quarter end net assets for the Trust for the twelve-quarter period ending on such quarter.

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE:

   MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2006, the Trust incurred total interest expense on the Note of $1,109,645.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT:

   The Trust entered into a Revolving Credit Agreement (the "Revolver") with The Royal Bank of Scotland PLC as of May 31, 2005 (the "Agent Bank"), in the principal amount of $25,000,000, maturing May 31, 2008. The Revolver bears interest payable in arrears at a per annum rate that varies depending upon whether the Trust requests a Base Rate Loan or LIBOR Rate Loan. Interest on Base Rate Loans equals the higher of: (i) the annual "Base Rate" as set periodically by the Agent Bank and (ii) the most recent Federal Funds Effective Rate plus .50% per annum. Per annum interest on LIBOR Rate Loans equals .37% plus the London Inter Bank Offered Rate ("LIBOR") rate, divided by 1 minus the LIBOR Reserve Rate. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .15% per annum. As of September 30, 2006, there was no outstanding amount against the Revolver. For the nine months ended September 30, 2006, the Trust incurred total expense on the Revolver of $28,048 related to the undrawn portion.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

                                                For the nine months
                                                   ended 9/30/2006

                                              Cost of       Proceeds from
                                            Investments        Sales or
                                              Acquired        Maturities
                                            -----------      -----------

   Corporate restricted securities          $55,990,374      $36,525,550

   Corporate public securities               17,712,932       30,715,358

   The aggregate cost of investments was substantially the same for financial reporting and federal income tax purposes as of September 30, 2006. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2006 is $14,855 and consists of $22,811,678 appreciation and $22,826,533 depreciation.

   Net unrealized appreciation of investments on the Statement of Assets and Liabilities reflects the balance of a tax accrual of $182,622 on net unrealized gains on the MMCI Subsidiary Trust.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                   March 31, 2006
                                               Amount         Per Share
                                            -----------      -----------

   Investment income                        $ 6,350,324
   Net investment income                    $ 5,061,431      $      0.56
   Net realized and unrealized gain         $ 7,598,686      $      0.84
     on investments (net of taxes)

                                                   June 30, 2006
                                               Amount         Per Share
                                            -----------      -----------
   Investment income                        $ 6,202,668
   Net investment income                    $ 4,891,333      $      0.53
   Net realized and unrealized gain         $ 6,204,073      $      0.68
     on investments (net of taxes)

                                                 September 30, 2006
                                               Amount         Per Share
                                            -----------      -----------
   Investment income                        $ 6,242,239
   Net investment income                    $ 4,942,357      $      0.55
   Net realized and unrealized gain         $ 4,648,575      $      0.51
     on investments (net of taxes)


--------------------------------------------------------------------------------
32

TRUSTEES                        OFFICERS

William J. Barrett              Roger W. Crandall        Chairman
Donald E. Benson*               Clifford M. Noreen       President
Michael H. Brown                James M. Roy             Vice President &
Roger W. Crandall                                        Chief Financial Officer
Donald Glickman                 Rodney J. Dillman        Vice President &
Martin T. Hart*                                          Secretary
Robert E. Joyal                 Jill A. Fricchione       Vice President
Corine T. Norgaard*             Michael P. Hermsen       Vice President
                                Mary Wilson Kibbe        Vice President
                                Michael L. Klofas        Vice President
                                Richard E. Spencer, II   Vice President
                                Ronald S. Talaia         Treasurer
                                John T. Davitt, Jr.      Comptroller
                                Melissa M. LaGrant       Chief Compliance
                                                         Officer

*Member of the Audit Committee

--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

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